Financial instruments - Derivative Contract Maturities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Series H bonds
Financial instruments [Line Items]
Contract amount	$ 84,662
Series O bonds
Financial instruments [Line Items]
Contract amount	58,748
Series P bonds
Financial instruments [Line Items]
Contract amount	134,228
Series Q bonds
Financial instruments [Line Items]
Contract amount	$ 123,370